American Israeli Shared Values Capital Appreciation Fund
American Israeli Shared Values Capital Appreciation Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Israeli Shared Values Capital Appreciation Fund
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		American Israeli Shared Values Capital Appreciation Fund
Management Fees		1.75%
Distribution (12b-1) Fee		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver	[1]	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver		1.49%
[1]	The Adviser has contractually agreed to waive certain expenses so that the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, 12b-1 fees, expenses incurred in connection with any merger or reorganization, underlying fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.23% through March 31, 2013. This waiver of fees can only be terminated by the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Israeli Shared Values Capital Appreciation Fund	152	580	1,035	2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.19% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of Israeli companies and American companies that have an economic interest in or connection to the Jewish State. Equity securities, for this purpose, include common stock, preferred stock, warrants, rights, American Depository Receipts (ADRs) and shares of other investment companies, including exchange traded funds (ETFs) that invest primarily in such Israeli and American companies.This strategy may be changed, but only after providing shareholders 60 days advance notice.

The investment adviser will select securities through the use of fundamental equity analysis.  The investment adviser attempts to identify companies that it believes will experience growth in earnings, cash flow or revenues that are, in the judgment of the investment adviser, priced at attractive valuations.The investment adviser attempts to find securities whose favorable dynamics are not reflected in their share prices.

The Fund may invest in the equity securities of companies with any market capitalization.  The Fund will generally sell a security when, in the investment adviser’s opinion, the share price fully reflects the company’s value, when prospects for the company are less favorable or when there are better investment opportunities elsewhere.  Securities may also be sold if the issuer ceases to have an economic interest in or connection to Israel, or if the investment adviser determines that the issuer has policies or operations that are detrimental to the state of Israel. Securities may also be sold from the Fund to meet redemption requests.

The investment adviser may seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options on stocks or an index. The Fund may also write (sell) covered call options on stocks owned by the Fund.

principal risks

Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down.  You could lose money.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.  Below are some specific risks of investing in the Fund.

Foreign Investment Risk.  Foreign investments, including ADRs, may be riskier than U.S. investments formany reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.  Because the Fund makes foreign investments, its share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Geographic Risk.  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund focuses on a single country (Israel) it is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

Geopolitical and Terrorism Risks.  Israel has a history of hostile         relations with several countries in the Mid-East region.  Actual hostilities or the threat of future hostilities may cause significant volatility in the share price of companies based in, or having significant operations in Israel.

Individual Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Investments in Other Investment Companies Risk.  Investments in other investment            companies, including ETFs, (which may, in turn invest in equities, bonds, and other       financial vehicles) may involve duplication of investment advisory fees and certain other          expenses.  Investments in ETFs are also subject to brokerage and other trading costs,        which could result in greater expenses to the Fund.

            Investment Policy and Philosophy Risk.  The Fund’s policy of investing primarily in    Israeli-based and Israel-friendly companies may inhibit the Fund’s ability to participate      in certain attractive investment opportunities.

Investment Style Risk.  The investment adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or an individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the investment adviser’s judgment will produce the desired results.

Option Risk.  Purchasing put options against the Fund’s stock portfolio is an expense that lowers the net returns of the Fund.  Selling (writing) call options against the Fund’s stock portfolio will limit the potential gain on the stock in a rising market.

Sector and Concentration Risks.  As Israel is not abundant in natural resources,          many    of the publicly traded companies in Israel are concentrated in the information technology,          telecommunications, and healthcare sectors. As such, the Fund may be over-   weighted in companies in these sectors.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All stocks are subject to these risks.

PERFORMANCE

The bar chart below shows how the Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.

Annual Total Return (periods ended December 31st)

During the period shown in the bar chart, the highest quarterly return was 18.89% for the quarter ended June 2009 and the lowest quarterly return was -26.66% for the quarter ended December 2008.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	Since Inception
American Israeli Shared Values Capital Appreciation Fund - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.79%	[1]
American Israeli Shared Values Capital Appreciation Fund - Comparison Index - Blended Index which is a 50/50 blend of the S&P 500 Index and the Tel Aviv 100 Index (reflects no deduction for fees, expenses or taxes)	(8.98%)	(2.77%)	[1]
American Israeli Shared Values Capital Appreciation Fund	14.92%	7.36%	[1]
American Israeli Shared Values Capital Appreciation Fund Return After Taxes on Distributions	14.92%	7.37%	[1]
American Israeli Shared Values Capital Appreciation Fund Return After Taxes on Distributions and Sale of Fund Shares	(9.70%)	(6.14%)	[1]
[1]	Fund Inception Date 12/12/07

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	American Israeli Shared Values Trust
Central Index Key	dei_EntityCentralIndexKey	0001412409
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
American Israeli Shared Values Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Israeli Shared Values Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.19% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of Israeli companies and American companies that have an economic interest in or connection to the Jewish State. Equity securities, for this purpose, include common stock, preferred stock, warrants, rights, American Depository Receipts (ADRs) and shares of other investment companies, including exchange traded funds (ETFs) that invest primarily in such Israeli and American companies.This strategy may be changed, but only after providing shareholders 60 days advance notice.

The investment adviser will select securities through the use of fundamental equity analysis.  The investment adviser attempts to identify companies that it believes will experience growth in earnings, cash flow or revenues that are, in the judgment of the investment adviser, priced at attractive valuations.The investment adviser attempts to find securities whose favorable dynamics are not reflected in their share prices.

The Fund may invest in the equity securities of companies with any market capitalization.  The Fund will generally sell a security when, in the investment adviser’s opinion, the share price fully reflects the company’s value, when prospects for the company are less favorable or when there are better investment opportunities elsewhere.  Securities may also be sold if the issuer ceases to have an economic interest in or connection to Israel, or if the investment adviser determines that the issuer has policies or operations that are detrimental to the state of Israel. Securities may also be sold from the Fund to meet redemption requests.

The investment adviser may seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options on stocks or an index. The Fund may also write (sell) covered call options on stocks owned by the Fund.

Risk [Heading]	rr_RiskHeading	principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down.  You could lose money.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.  Below are some specific risks of investing in the Fund.

Foreign Investment Risk.  Foreign investments, including ADRs, may be riskier than U.S. investments formany reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.  Because the Fund makes foreign investments, its share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Geographic Risk.  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund focuses on a single country (Israel) it is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

Geopolitical and Terrorism Risks.  Israel has a history of hostile         relations with several countries in the Mid-East region.  Actual hostilities or the threat of future hostilities may cause significant volatility in the share price of companies based in, or having significant operations in Israel.

Individual Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Investments in Other Investment Companies Risk.  Investments in other investment            companies, including ETFs, (which may, in turn invest in equities, bonds, and other       financial vehicles) may involve duplication of investment advisory fees and certain other          expenses.  Investments in ETFs are also subject to brokerage and other trading costs,        which could result in greater expenses to the Fund.

            Investment Policy and Philosophy Risk.  The Fund’s policy of investing primarily in    Israeli-based and Israel-friendly companies may inhibit the Fund’s ability to participate      in certain attractive investment opportunities.

Investment Style Risk.  The investment adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or an individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the investment adviser’s judgment will produce the desired results.

Option Risk.  Purchasing put options against the Fund’s stock portfolio is an expense that lowers the net returns of the Fund.  Selling (writing) call options against the Fund’s stock portfolio will limit the potential gain on the stock in a rising market.

Sector and Concentration Risks.  As Israel is not abundant in natural resources,          many    of the publicly traded companies in Israel are concentrated in the information technology,          telecommunications, and healthcare sectors. As such, the Fund may be over-   weighted in companies in these sectors.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All stocks are subject to these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (periods ended December 31st)
Annual Return 2008	rr_AnnualReturn2008	(45.29%)
Annual Return 2009	rr_AnnualReturn2009	43.57%
Annual Return 2010	rr_AnnualReturn2010	9.86%
Annual Return 2011	rr_AnnualReturn2011	(14.92%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 18.89% for the quarter ended June 2009 and the lowest quarterly return was -26.66% for the quarter ended December 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns do not apply to investors who hold shares in a tax-deferred account
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

American Israeli Shared Values Capital Appreciation Fund | - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[2]
American Israeli Shared Values Capital Appreciation Fund | - Comparison Index - Blended Index which is a 50/50 blend of the S&P 500 Index and the Tel Aviv 100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)	[2]
American Israeli Shared Values Capital Appreciation Fund | American Israeli Shared Values Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[2]
American Israeli Shared Values Capital Appreciation Fund | American Israeli Shared Values Capital Appreciation Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%	[2]
American Israeli Shared Values Capital Appreciation Fund | American Israeli Shared Values Capital Appreciation Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.14%)	[2]
[1]	The Adviser has contractually agreed to waive certain expenses so that the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, 12b-1 fees, expenses incurred in connection with any merger or reorganization, underlying fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.23% through March 31, 2013. This waiver of fees can only be terminated by the Board of Trustees.
[2]	Fund Inception Date 12/12/07